Condensed Consolidated Statements of Stockholders' Equity (Unaudited) (USD $) In Millions, unless otherwise specified	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Non-Controlling Interest	Class A Common Stock	Class B Common Stock	Successor	Successor Capital in Excess of par Value	Successor Retained Earnings (Accumulated Deficit)	Successor Accumulated Other Comprehensive Income (Loss)	Successor Treasury Stock	Successor Non-Controlling Interest	Successor Common Stock	Successor Class A Common Stock	Successor Class B Common Stock	Predecessor	Predecessor Capital in Excess of par Value	Predecessor Retained Earnings (Accumulated Deficit)	Predecessor Accumulated Other Comprehensive Income (Loss)	Predecessor Treasury Stock	Predecessor Non-Controlling Interest	Predecessor Common Stock	Predecessor Class A Common Stock	Predecessor Class B Common Stock
Beginning balance at Dec. 31, 2008																$ (597.5)	$ 495.0	$ (1,095.5)	$ 5.9	$ (6.7)	$ 3.4		$ 0.2	$ 0.2
Comprehensive Income (Loss):
Net income (loss)																(38.5)		(38.5)
Other comprehensive income																26.0			26.0
Total comprehensive income																(12.5)
Stock compensation expense																0.2	0.8			(0.6)
Transfers to liabilities subject to compromise																(3.4)					(3.4)
Ending balance at Dec. 31, 2009																(613.2)	495.8	(1,134.0)	31.9	(7.3)
Comprehensive Income (Loss):
Net income (loss)																5.8		5.8
Other comprehensive income																(23.1)			(23.1)
Total comprehensive income																(17.3)
Stock compensation expense																0.5	0.4			0.1
Ending balance at Dec. 31, 2010																(630.0)	496.2	(1,128.2)	8.8	(7.2)
Beginning balance at Dec. 31, 2009																(613.2)	495.8	(1,134.0)	31.9	(7.3)			0.2	0.2
Comprehensive Income (Loss):
Net income (loss)																631.3		631.3
Other comprehensive income																0.3			0.3
Total comprehensive income																631.6
Stock compensation expense																0.1	0.1
Fresh start reporting adjustments:
Elimination of predecessor common stock, capital in excess of par value, and accumulated deficit																(1.7)	(496.3)	496.9	(9.1)	7.2			(0.2)	(0.2)
Issuance of new common stock																564.2		564.1				0.1
Ending balance at Jan. 31, 2011													0.1			564.2	564.1					0.1
Beginning balance at Dec. 31, 2010																(630.0)	496.2	(1,128.2)	8.8	(7.2)			0.2	0.2
Comprehensive Income (Loss):
Net income (loss)																631.3		631.3
Other comprehensive income																0.3			0.3
Total comprehensive income																631.6
Stock compensation expense																0.1	0.1
Fresh start reporting adjustments:
Elimination of predecessor common stock, capital in excess of par value, and accumulated deficit																(1.7)	(496.3)	496.9	(9.1)	7.2			(0.2)	(0.2)
Issuance of new common stock																564.2	564.1					0.1
Ending balance at Jan. 31, 2011							564.2	564.1					0.1			564.2	564.1					0.1
Comprehensive Income (Loss):
Net income (loss)							10.2		10.2
Other comprehensive income							1.3			1.3
Total comprehensive income							11.5
Shares withheld for claims							(6.9)				(6.9)
Warrants exercised							0.7	0.7
Stock compensation expense							2.9	3.0			(1.0)
Ending balance at Mar. 31, 2011							571.5	567.8	10.2	1.3	(7.9)		0.1
Beginning balance at Jan. 31, 2011							564.2	564.1					0.1
Comprehensive Income (Loss):
Net income (loss)							241.5		241.5
Other comprehensive income							(57.0)			(57.0)
Total comprehensive income							184.5
Shares withheld for claims							(6.8)				(6.8)
Warrants exercised							1.3	1.3
Stock compensation expense							13.8	13.8			(4.7)
Ending balance at Dec. 31, 2011							752.3	579.2	241.5	(57.0)	(11.5)		0.1
Comprehensive Income (Loss):
Net income (loss)							86.3		86.3
Other comprehensive income							6.7			6.7
Total comprehensive income							93.0
Warrants exercised							0.1	0.1
Stock compensation expense							6.7	3.3			(0.7)
Ending balance at Mar. 31, 2012							$ 848.0	$ 582.6	$ 327.8	$ (50.3)	$ (12.2)		$ 0.1